Transactions with Related Parties (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Related Party Transaction [Line Items]
Total amount payable				$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Monthly fees	$ 10,000	$ 10,000
Purchased total amount			$ 11,140
Maris-Tech [Member]
Related Party Transaction [Line Items]
Total amount payable				$ 0